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                              VANGUARD INDEX TRUST
                              PROSPECTUS SUPPLEMENT

                                NOVEMBER 26, 1996

Effective January 1, 1997, the 1% transaction fee deducted from purchases of shares of the Small Capitalization Stock Portfolio will be reduced to 0.5%. The 0.5% transaction fee for the Extended Market Portfolio will remain unchanged.
         The transaction fee is paid directly to the Portfolio, not to Vanguard, to offset the costs of purchasing certain securities; it is not a sales charge.


                                                                            PS40
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                              VANGUARD INDEX TRUST
                 VANGUARD INTERNATIONAL EQUITY INDEX FUND, INC.
                               VANGUARD STAR FUND

                              PROSPECTUS SUPPLEMENT

                                NOVEMBER 26, 1996

Effective January 1, 1997, the transaction fees for several Vanguard Portfolios will be reduced:

      - The 1% transaction fee deducted from purchases of shares of Vanguard Index Trust-Small Capitalization Stock Portfolio will be reduced to 0.5%.

      - The 1% transaction fee deducted from purchases of shares of Vanguard International Equity Index Fund-Pacific Portfolio will be reduced to 0.5%.

      - The 2% transaction fee deducted from purchases of shares of Vanguard International Equity Index Fund-Emerging Markets Portfolio will be reduced to 1.5%.

      - The 1% transaction fee deducted from purchases of shares of Vanguard Total International Portfolio will be reduced to 0.75%.


         The 0.5% transaction fee for Vanguard Index Trust-Extended Market Portfolio and the 1% transaction fee for Vanguard International Equity Index Fund-European Portfolio will remain unchanged.

         The transaction fee is paid directly to the Portfolio, not to Vanguard, to offset the costs of purchasing certain securities; it is not a sales charge.


                                                                           PS009